Average Annual Total Returns		12 Months Ended	50 Months Ended	60 Months Ended	62 Months Ended	120 Months Ended	165 Months Ended
	Dec. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent		3.64%		6.25%	6.91%
Performance Inception Date	Nov. 08, 2019
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		6.22%		6.80%	7.44%
Performance Inception Date	Nov. 08, 2019
Class C
Prospectus [Line Items]
Average Annual Return, Percent		8.24%		6.77%	7.42%
Performance Inception Date	Nov. 08, 2019
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		8.20%		6.75%	7.41%
Performance Inception Date	Nov. 08, 2019
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		9.82%		7.35%	7.98%
Performance Inception Date	Nov. 08, 2019
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		10.44%		7.96%		8.85%	8.79%
Performance Inception Date	Apr. 01, 2011
Class F-3 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.17%		7.69%		8.25%
Class F-3 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.47%		6.28%		7.11%
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		10.35%		7.86%	8.48%
Performance Inception Date	Nov. 08, 2019
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		10.05%		7.57%	8.20%
Performance Inception Date	Nov. 08, 2019
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		10.26%		7.77%	8.39%
Performance Inception Date	Nov. 08, 2019
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		10.31%	9.64%
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		10.43%	9.73%
Performance Inception Date	Oct. 30, 2020
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		10.44%		7.96%	8.58%
Performance Inception Date	Nov. 08, 2019
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		10.37%		7.92%	8.54%
Performance Inception Date	Nov. 08, 2019
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		10.07%		7.65%	8.28%
Performance Inception Date	Nov. 08, 2019
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		9.78%		7.34%	7.97%
Performance Inception Date	Nov. 08, 2019
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		9.67%		7.37%	7.99%
Performance Inception Date	Nov. 08, 2019
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		9.28%		6.98%	7.61%
Performance Inception Date	Nov. 08, 2019
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		9.39%		7.24%	7.88%
Performance Inception Date	Nov. 08, 2019
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		10.31%		7.83%	8.45%
Performance Inception Date	Nov. 08, 2019
MSCI® World Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	9.68%	11.17%		9.95%